Consolidated and Combined Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net sales	$ 13,350
Cost of goods sold	6,648
Gross profit	6,702
Operating Expenses
Research and development	3,422,897	2,375,163
Selling, general and administrative	9,504,711	10,924,374
Total operating expenses	12,927,608	13,299,537
Operating loss	(12,920,906)	(13,299,537)
Other Income (Expense)
Change in fair value of derivative liabilities	(28,250,727)	12,275,217
Loss on issuance of common stock and warrants		(31,033,622)
Interest income	19,094	13,806
Interest expense	(108,971)	(366,963)
Other income (expense)	257,510	(5,934)
Total other expense	(28,083,094)	(19,117,496)
Net loss before provision for income taxes	(41,004,000)	(32,417,033)
Provision for income taxes
Net loss	$ (41,004,000)	$ (32,417,033)
Weighted average number of shares of common stock outstanding – basic (in Shares)	3,946,294	2,051,708
Weighted average number of shares of common stock outstanding – diluted (in Shares)	3,946,294	2,051,708
Basic and diluted net loss per share of common stock (in Dollars per share)	$ (10.39)	$ (15.8)
Diluted net loss per share of common stock (in Dollars per share)	$ (10.39)	$ (15.8)